UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                        BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co., Inc.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: California Health Insurance Construction Loan Insurance Program, California Public Employees' Retirement System, or California State GO.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             CCD    Community College District
             COP    Certificate of Participation
             CP     Commercial Paper
             ETM    Escrowed to final maturity
             GO     General Obligation
             MFH    Multifamily Housing
             PRE    Prerefunded to a date prior to maturity
             RB     Revenue Bond
             SAVRS  Select Auction Variable Rate Securities
             USD    Unified School District

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL      MARKET
   AMOUNT       SECURITY                                                               RATE          MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (96.9%)

                CALIFORNIA (95.2%)
  $ 4,500       Antelope Valley Healthcare District RB, Series 1997B (INS)             5.20%        1/01/2027    $  4,648
   16,700       Association of Bay Area Governments Finance Auth. COP,
                   Series 1999 (INS)                                                   6.20        11/01/2029      17,822
   17,520       Association of Bay Area Governments Water and Wastewater RB,
                   Series 2006A (INS)                                                  4.75         3/01/2036      17,991
                Baldwin Park USD Election of 2002 GO,
    6,100          Series 2006 (INS)                                                   5.00(a)      8/01/2031       1,864
    6,375          Series 2006 (INS)                                                   5.01(a)      8/01/2032       1,850
                Chabot-Las Positas CCD GO,
   14,595          Series 2006C (INS)                                                  5.06(a)      8/01/2034       3,799
   10,000          Series 2006C (INS)                                                  5.07(a)      8/01/2035       2,469
   12,605       Coast CCD Election of 2002 GO, Series 2006C (INS)                      5.48(a)      8/01/2034       3,048
    5,000       Coronado Community Development Agency Tax Allocation Bonds,
                   Series 2000 (INS)(PRE)                                              5.60         9/01/2030       5,448
                Educational Facilities Auth. RB,
    4,140          Series 2000 (Univ. of the Pacific) (INS)(PRE)                       5.75        11/01/2030       4,470
    1,860          Series 2000 (Univ. of the Pacific) (INS)                            5.75        11/01/2030       1,998
    8,000          Series N (Stanford Univ.)                                           5.20        12/01/2027       8,177
    5,945       Escondido COP, Series 2000A (INS)                                      5.75         9/01/2030       6,399
    2,000       Fontana USD GO, Series 1990D (INS)                                     5.75         5/01/2022       2,130
    1,500       Fresno Airport RB, Series 2000A (INS)                                  5.50         7/01/2030       1,596
                Golden State Tobacco Securitization RB
                (State Appropriation Enhanced),
   12,000          Series 2003B (PRE)                                                  5.50         6/01/2033      13,278
   10,000          Series 2005A (INS)                                                  5.00         6/01/2035      10,566
   18,000          Series 2005A, 4.55%, 6/01/2010 (INS)                                4.57(b)      6/01/2022      15,759
                Health Facilities Financing Auth. RB,
    1,000          Series 1997A (Sunny View) (NBGA)                                    5.50         1/01/2019       1,021
    2,200          Series 2004A (Marshall Medical Center) (NBGA)                       5.00        11/01/2024       2,298
    2,000          Series 2004A (Marshall Medical Center) (NBGA)                       5.00        11/01/2029       2,079
   16,510          Series 2005 (Cedars Sinai Medical Center)                           5.00        11/15/2034      17,177
   10,155          Series 2006 (Nevada Methodist Homes) (NBGA)                         5.00         7/01/2036      10,580
    6,000          Series 2006A (Kaiser Permanente)                                    5.25         4/01/2039       6,378
    4,180       Hollister Joint Powers Financing Auth. RB (INS)                        5.90        12/01/2023       4,220
    3,000       Housing Finance Agency MFH RB, Series 1996A (INS)                      6.05         8/01/2027       3,068
                Infrastructure and Economic Development Bank RB,
    1,000          Series 2000 (Scripps Research Institute)                            5.63         7/01/2020       1,031
    1,250          Series 2000 (Scripps Research Institute)                            5.75         7/01/2030       1,292
    5,000       Irvine USD Financing Auth. Special Tax RB, Series 2005A (INS)          5.00         9/01/2038       5,271
   20,700       Los Angeles Department of Water and Power RB,
                   Series 2003A, Subseries A-2                                         5.00         7/01/2030      21,700
   20,000       Los Angeles USD GO, 2006 Series F (INS)                                4.75         7/01/2027      20,863
    1,000       Los Banos Redevelopment Agency Tax Alllocation Bonds,
                   Series 2006 (INS)                                                   5.00         9/01/2036       1,043
    7,070       Marina Coast Water District COP, Series 2006 (INS)                     5.00         6/01/2037       7,502
                Menlo Park Community Development Agency Tax Allocation Bonds,
    2,500          Series 2000 (INS)(PRE)                                              5.45         6/01/2021       2,701
    6,390          Series 2000 (INS)(PRE)                                              5.50         6/01/2025       6,913
                Municipal Finance Auth. RB,
    1,405          Series 2006 (INS)                                                   5.00         6/01/2031       1,475
    1,000          Series 2006 (INS)                                                   5.00         6/01/2036       1,049
                Norwalk Redevelopment Agency Tax Allocation Refunding Bonds,
    5,000          Series 2005A (INS)                                                  5.00        10/01/2030       5,292
    3,500          Series 2005A (INS)                                                  5.00        10/01/2035       3,699
   15,200       Oakland USD GO, Series 2000F (INS)                                     5.50         8/01/2024      16,116
    5,000       Pittsburg Redevelopment Agency Tax Allocation Refunding Bonds,
                   Series 2006C (INS)                                                  4.50         9/01/2034       4,990

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL      MARKET
   AMOUNT       SECURITY                                                               RATE          MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 5,000       Poway Redevelopment Agency Tax Allocation RB, Series 2000 (INS)        5.75%        6/15/2033    $  5,461
   10,000       Riverside County Public Financing Auth. Tax Allocation RB,
                   Series 2006A (INS)                                                  4.75        10/01/2035      10,375
    7,030       Sacramento City Financing Auth. RB, Series 2006A (INS)                 5.00        12/01/2036       7,485
   20,225       Sacramento County Sanitation District Finance Auth. RB,
                   Series 2000 (INS)(PRE)                                              5.63        12/01/2030      21,946
   10,990       Sacramento Municipal Utility District Financing Auth. RB,
                   Series 2006 (INS)                                                   4.75         7/01/2025      11,447
                San Bernardino County Redevelopment Agency Tax Allocation Bonds,
   12,805          Series 2005A (San Sevaine Redevelopment Project) (INS)              5.00         9/01/2030      13,386
   11,340          Series 2005A (San Sevaine Redevelopment Project) (INS)              5.00         9/01/2035      11,846
    1,110       San Diego County COP, Series 2006                                      5.00         9/01/2023       1,158
    8,000       San Francisco Bay Area Rapid Transit RB, Series 1999 (INS)(PRE)        5.50         7/01/2029       8,467
    5,000       San Francisco City and County Airport Commission RB, Issue 32G (INS)   4.50         5/01/2032       5,005
                San Francisco City and County Airport RB,
    3,190          2nd Series-Issue 24B (INS)(PRE)                                     5.63         5/01/2025       3,431
    8,845          2nd Series-Issue 24B (INS)(PRE)                                     5.63         5/01/2030       9,512
    5,000       San Francisco City and County Redevelopment Financing Auth. RB,
                   Series 2006B (INS)                                                  4.88         8/01/2036       5,115
                San Jose GO,
    2,365          Series 2001 (Library & Parks Project) (INS)                         5.10         9/01/2020       2,504
    2,000          Series 2001 (Library & Parks Project) (INS)                         5.10         9/01/2021       2,117
    4,540       San Jose MFH RB, Series 1992A                                          4.95         4/01/2012       4,636
    7,000       San Jose Redevelopment Agency Tax Allocation Refunding Bonds,
                   Series 2006C (INS)                                                  4.45         8/01/2032       6,873
   14,000       Santa Ana USD GO, Series 2000 (INS)                                    5.70         8/01/2029      15,045
   11,215       Santa Clara Valley Water District COP, Series 2000A (INS)              5.63         2/01/2025      11,846
                Solano CCD Election of 2002 GO,
    9,645          Series B (2006) (INS)                                               4.96(a)      8/01/2028       3,461
    9,735          Series B (2006) (INS)                                               5.00(a)      8/01/2030       3,144
   10,000       South Orange County Public Financing Auth. Special Tax RB,
                   Series 2005A (INS)                                                  5.00         8/15/2032      10,614
                State GO,
    6,470          Series 1999 (INS)(PRE)                                              5.88        10/01/2026       6,940
    2,740          Series 1999 (INS)                                                   5.88        10/01/2026       2,921
      790          Series 1999 (INS)(PRE)                                              5.88        10/01/2026         847
   27,825          Series 2000 (INS)(PRE)                                              5.75         3/01/2030      29,900
    5,450          Series 2003                                                         5.00         2/01/2032       5,684
    6,770          Series 2005                                                         5.00         3/01/2032       7,153
    5,000          Series 2006                                                         4.50        10/01/2036       4,963
                State Public Works Board Lease RB,
    6,500          Series 2004F                                                        5.00        11/01/2029       6,802
    2,400          Series 2005A                                                        5.25         6/01/2024       2,594
    2,500          Series 2005A                                                        5.25         6/01/2025       2,698
    7,900          Series 2005A                                                        5.25         6/01/2030       8,463
    5,470          Series 2006A                                                        5.00         4/01/2031       5,757
    6,875          Series 2006C                                                        5.00         4/01/2031       7,236
    5,705          Series 2006D                                                        5.00         4/01/2031       6,005
   10,000       State Veterans GO, Series CC (NBGA)                                    4.50        12/01/2037       9,865
                Statewide Communities Development Auth. RB,
   17,500          Series 2001C (Kaiser Permanente)                                    5.25         8/01/2031      18,688
    8,000          Series 2002A (Kaiser Permanente)                                    5.50        11/01/2032       8,438
    5,000          Series 2002A (Univ. Irvine Apt.) (INS)                              5.50         8/01/2022       5,284
   17,000          Series 2005A (Sutter Health)                                        5.00        11/15/2043      17,796
    5,115          Series 2006 (CHF-Irvine, UCI East)                                  5.00         5/15/2031       5,327
    3,370          Series 2006 (CHF-Irvine, UCI East)                                  5.00         5/15/2032       3,502
    9,000          Series 2006 (CHF-Irvine, UCI East)                                  5.00         5/15/2038       9,379
   19,080       Suisun City Public Financing Auth. RB, Series 1998A                    5.37(a)     10/01/2033       4,907
                Univ. of California RB,
    6,775          Series 2005G (INS)                                                  4.75         5/15/2030       7,003
    5,000          Series 2005G (INS)                                                  4.75         5/15/2031       5,165

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL      MARKET
   AMOUNT       SECURITY                                                               RATE          MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
  $14,675       Vallejo Sanitation and Flood Control COP, Series 1993 (INS)            5.00%        7/01/2019    $ 16,176
                Washington Township Health Care District RB,
   11,000          Series 1993                                                         5.50         7/01/2018      11,011
    7,845          Series 1993                                                         5.25         7/01/2023       7,851
    7,085          Series 1999                                                         5.13         7/01/2023       7,261
    1,515       Watsonville Hospital RB, Series 1996A (ETM)                            6.20         7/01/2012       1,650
                                                                                                                 --------
                                                                                                                  683,210
                                                                                                                 --------
                PUERTO RICO (1.7%)
    7,500       Commonwealth Public Improvement Bond, Series 2006A                     5.25         7/01/2030       8,091
    4,525       Government Development Bank CP                                         4.05         1/19/2007       4,525
                                                                                                                 --------
                                                                                                                   12,616
                                                                                                                 --------
                Total Fixed-Rate Instruments (cost: $663,117)                                                     695,826
                                                                                                                 --------
                PERIODIC AUCTION RESET BONDS (0.3%)

                CALIFORNIA (0.3%)
    2,050       Statewide Communities Development Auth. COP, SAVRS,
                   Series 1998 (INS) (cost: $2,050)                                    4.20        12/01/2028       2,050
                                                                                                                 --------
                VARIABLE-RATE DEMAND NOTES (1.7%)

                CALIFORNIA (1.7%)
        5       Metropolitan Water District of Southern California RB,
                   Series 2005C, P-FLOAT, Series PT-3601 (LIQ)(c)                      3.92         7/01/2031           5
   11,000       State Department of Water Resources Power Supply RB,
                   Series 2005 F-3 (LOC - The Bank of New York) (NBGA)                 3.92         5/01/2021      11,000
    1,000       Statewide Communities Development Auth. RB,
                   Series 2001A (LOC - U.S. Bank, N.A.)                                3.92        10/01/2031       1,000
                                                                                                                 --------
                Total Variable-Rate Demand Notes (cost: $12,005)                                                   12,005
                                                                                                                 --------

                TOTAL INVESTMENTS (COST: $677,172)                                                               $709,881
                                                                                                                 ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $32,986,000 and $277,000, respectively, resulting in net unrealized appreciation of $32,709,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $717,674,000 at December 31, 2006, and, in total, may not equal 100%.

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CALIFORNIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA         ----------------------------------
                                    INSURANCE o MEMBER SERVICES

48462-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.